Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (10,590,106)	$ 3,886,905
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	21,767	42,566
Forgiveness of related party receivable	3,815	0
Stock-based compensation expense	979,151	127,488
Settlement for termination of certain rights in stock purchase agreement	913,446	0
Changes in operating assets and liabilities:
Accounts receivable	0	313,753
Prepaid and other current assets	(679,096)	4,732
Related party receivable	0	4,676
Accounts payable	668,811	(60,131)
Accrued expenses	148,804	24,371
Income taxes payable	(55,048)	684
Deferred revenues	0	(7,523,437)
Cash used in operating activities	(8,588,456)	(3,178,393)
Cash flows from investing activities:
Purchases of property and equipment	(1,206)	(12,316)
Cash used in investing activities	(1,206)	(12,316)
Cash flows from financing activities:
Proceeds from stock option exercises	10,575	0
Net proceeds from PIPE common stock offering	35,709,645	0
Net proceeds from common stock offering	12,809,126	0
Purchase of restricted stock from employees	(53,100)	0
Cash provided by financing activities	48,476,246	0
Net increase (decrease) in cash and cash equivalents	39,886,584	(3,190,709)
Cash and cash equivalents at beginning of period	5,377,114	8,567,823
Cash and cash equivalents at end of period	45,263,698	5,377,114
Supplemental disclosure of non-cash investing and financing activities:
Accrued common stock offering costs	$ 271,183	$ 0